Business developments - Subsequent events (Details 4) - Subsequent Event SFr in Billions	Jul. 27, 2022 CHF (SFr)
Subsequent Event [Line Items]
Subsequent Event, Description	Management changes On July 27, 2022, Credit Suisse announced that the Board of Directors has appointed Ulrich Körner as the new CEO of the Group. He will take over this position from Thomas Gottstein, who will step down from August 1, 2022. Ulrich Körner is currently CEO of the Asset Management division of the Group. Strategic review On July 27, 2022, Credit Suisse announced that it is conducting a comprehensive strategic review with the following objectives: ■ Consider alternatives that go beyond the conclusions of last year’s strategic review, particularly given the changed economic and market environment. The goal of the appraisal will be to shape a more focused, agile Group with a significantly lower absolute cost base. ■ Strengthen its global wealth management franchise, universal bank in Switzerland and multi-specialist asset management business. ■ Transform the Investment Bank into a capital-light, advisory-led banking business and more focused markets business that complements the growth of the wealth management and Swiss Bank franchises. ■ Evaluate strategic options for the securitized products business, which may include attracting third-party capital to free up additional resources for the bank’s growth areas. ■ Reduce the Group’s adjusted operating expenses at constant 2021 foreign exchange rates to below CHF 15.5 billion in the medium term, supported by company-wide cost efficiency and digital transformation. The development and implementation of the new strategy will be overseen by the full Board of Directors and supported by a Board led ad-hoc Investment Bank Strategy Committee, with Michael Klein as Chair and also including Mirko Bianchi, Richard Meddings and Blythe Masters. The Group will provide further details on the progress of the strategic review, including specific performance goals, with its third-quarter 2022 results. As the strategy review and eventual implementation progresses, restructuring costs relating to asset impairments and liability valuations may arise in connection with any business activities the Group may exit or curtail and their related infrastructure.
Adjusted operating expenses target	SFr 15.5